Segment Reporting and Foreign Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net revenues	$ 11,924	$ 11,240	$ 40,502	$ 38,659	$ 53,167	$ 66,957
Cost of net revenues	(9,673)	(8,142)	(31,578)	(28,170)	(38,240)	(47,628)
Gross profit	$ 2,251	$ 3,098	$ 8,924	$ 10,489	$ 14,927	$ 19,329
Gross margin %	19.00%	28.00%	22.00%	27.00%	28.00%	29.00%
Depreciation and amortization	$ 491	$ 334	$ 4,094	$ 884	$ 1,333	$ 399
Amortization of intangibles	1,327	1,056	4,094	3,169	4,328	3,994
Indoor Positioning Analytics [Member]
Segment Reporting Information [Line Items]
Net revenues	877	1,368	3,006	3,694
Cost of net revenues	(266)	(488)	(990)	(1,065)
Gross profit	$ 605	$ 880	$ 2,016	$ 2,609
Gross margin %	69.00%	64.00%	67.00%	71.00%
Depreciation and amortization	$ 122	$ 128	$ 290	$ 309
Amortization of intangibles	808	864	2,537	2,593
Infrastructure [Member]
Segment Reporting Information [Line Items]
Net revenues	11,053	9,872	37,496	34,985
Cost of net revenues	(9,407)	(7,654)	(30,588)	(27,105)
Gross profit	$ 1,646	$ 2,218	$ 6,908	$ 7,880
Gross margin %	15.00%	22.00%	18.00%	23.00%
Depreciation and amortization	$ 369	$ 206	$ 1,034	$ 575
Amortization of intangibles	$ 519	$ 192	$ 1,557	$ 576
Mobile, IoT & Big Data Products [Member]
Segment Reporting Information [Line Items]
Net revenues					1,617	1,651
Cost of net revenues					(553)	(510)
Gross profit					$ 1,064	$ 1,141
Gross margin %					66.00%	69.00%
Depreciation and amortization					$ 474	$ 164
Amortization of intangibles					2,913	2,681
Storage and Computing [Member]
Segment Reporting Information [Line Items]
Net revenues					36,071	49,978
Cost of net revenues					(28,472)	(40,295)
Gross profit					$ 7,599	$ 9,683
Gross margin %					21.00%	19.00%
Depreciation and amortization					$ 832	$ 122
Amortization of intangibles					871	769
SaaS Revenues [Member]
Segment Reporting Information [Line Items]
Net revenues					3,258	3,692
Cost of net revenues					(938)	(824)
Gross profit					$ 2,320	$ 2,868
Gross margin %					71.00%	78.00%
Depreciation and amortization					$ 24	$ 111
Amortization of intangibles					544	544
Professional Services [Member]
Segment Reporting Information [Line Items]
Net revenues					12,221	11,636
Cost of net revenues					(8,277)	(5,999)
Gross profit					$ 3,944	$ 5,637
Gross margin %					32.00%	48.00%
Depreciation and amortization					$ 3	$ 2
Amortization of intangibles